Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Intangible Assets, Net [Abstract]
Software	$ 548,295	$ 609,099
Less: accumulated amortization	(480,758)	(525,193)
Intangible assets, net	$ 67,537	$ 83,906